Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Goodwill	€ 2,106.1	€ 2,105.0
Intangible assets	2,472.9	2,468.2
Property, plant and equipment	591.1	563.7
Other non-current assets	8.6	7.1
Derivative financial instruments	4.3	0.7
Deferred tax assets	14.7	106.9
Total non-current assets	5,197.7	5,251.6
Current assets
Cash and cash equivalents	403.3	412.9
Inventories	441.5	446.4
Trade and other receivables	334.1	263.4
Current tax receivable	37.6	40.7
Indemnification assets	0.5	0.5
Derivative financial instruments	16.9	1.2
Total current assets	1,233.9	1,165.1
Assets	6,431.6	6,416.7
Current liabilities
Trade and other payables	829.1	769.8
Current tax payable	226.7	189.5
Provisions	27.1	35.1
Loans and borrowings	26.0	21.4
Derivative financial instruments	14.4	12.2
Total current liabilities	1,123.3	1,028.0
Non-current liabilities
Loans and borrowings	2,151.4	2,113.7
Employee benefits	152.1	158.3
Other non-current liabilities	0.5	0.5
Provisions	2.7	1.4
Derivative financial instruments	46.4	97.8
Deferred tax liabilities	292.7	425.1
Total non-current liabilities	2,645.8	2,796.8
Total liabilities	3,769.1	3,824.8
Net assets	2,662.5	2,591.9
Equity
Share capital and capital reserve	1,316.4	1,426.1
Share-based compensation reserve	26.2	31.4
Translation reserve	135.3	101.0
Other reserves	(14.9)	(24.6)
Retained earnings	1,199.5	1,058.0
Equity	€ 2,662.5	€ 2,591.9